Schedule of Amounts Recognized on Consolidated Balance Sheet (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Retirement Plans [Line Items]
Current liability	$ (2,871)	$ (2,320)
Noncurrent liability	(156,469)	(129,705)
Net amount recognized at end of year	(159,340)	(132,025)
Postretirement Benefit
Retirement Plans [Line Items]
Current liability	(3,980)	(2,930)
Noncurrent liability	(25,115)	(26,705)
Net amount recognized at end of year	$ (29,095)	$ (29,635)